Jul. 21, 2022
Virtus Focused Growth Fund
Virtus Focused Growth Fund

Virtus Focused Growth Fund,
a series of Virtus Investment Trust

Supplement dated July 21, 2022 to the Summary Prospectus and
Statutory Prospectus dated October 28, 2021, as supplemented

Important Notice to Investors

The following changes, as approved by the Board of Trustees of Virtus Investment Trust (the “Trust”), for the Virtus Focused Growth Fund (the “Fund”) will be effective July 25, 2022.

◾	Silvant Capital Management LLC, (“Silvant”), an affiliate of Virtus Investment Advisers, Inc., will manage the Fund as subadviser.

◾	Michael A. Sansoterra, Sandeep Bhatia, PhD, CFA and Brandi Allen will be added as portfolio managers to the Fund.

◾	The current subadviser, Allianz Global Investors U.S. LLC. (“AllianzGI U.S.”) will be removed as subadviser of the Fund and, accordingly, all references to AllianzGI U.S., as subadviser of the Fund, and to Raphael L. Edelman and Kimberlee Millar, CFA, as portfolio managers of the Fund, will be removed from the Fund’s prospectuses.

◾	The Fund will be renamed the Virtus Silvant Focused Growth Fund.

Virtus Investment Advisers, Inc. the Fund’s investment adviser, continues to serve as investment adviser of the Fund.

Additional disclosure changes resulting from the change in subadviser are described below.

The disclosure in footnote 3 under the table in “Fees and Expenses” will be replaced with the following:

(3)	Total Annual Fund Operating Expenses After Expense Reimbursement reflect the effect of a contractual agreement by Virtus Investment Advisers, Inc. (“VIA”) to waive its management fee and/or reimburse the fund to the extent that Total Annual Fund Operating Expenses, excluding interest, any other fees or expenses relating to financial leverage or borrowing (such as commitment, amendment and renewal expenses on credit or redemption facilities), tax, extraordinary, unusual or infrequently occurring expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses, and acquired fund fees and expenses, exceed 0.67% for Institutional Class shares, 0.62% for Class R6 shares and 0.92% for Administrative Class shares through September 20, 2023. Under the Expense Limitation Agreement, VIA may recoup amounts waived or reimbursed in the preceding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement also permits recoupment by a former adviser of amounts waived or reimbursed by it within the three preceding years under an expense limitation arrangement in effect before VIA became adviser to the fund. The Expense Limitation Agreement is terminable by mutual agreement of the parties.

The disclosure under “Principal Investment Strategies” in the summary prospectus and the summary section of the statutory prospectus will be replaced with the following:

The fund seeks to achieve its investment objective by normally investing primarily in equity securities of U.S. companies with market capitalizations of at least $1 billion. The fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. The fund may also invest up to 20% of its assets in non-U.S. securities (but no more than 10% in any one non-U.S. country or 10% in emerging market securities). At times, depending on market conditions, the fund may also invest a significant percentage of its assets in a small number of business sectors or industries. The portfolio managers normally select 25 to 45 stocks for the fund’s portfolio.

The portfolio managers attempt to include securities in the fund’s portfolio that exhibit the greatest combination of earnings growth potential, quality (as reflected in consistent business fundamentals) and attractive valuation.

The portfolio managers ordinarily look for several of the following characteristics when analyzing specific companies for possible investments: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services.

Investors should retain this supplement with the Prospectuses for future reference.